Summary of significant accounting policies (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Dec. 31, 2022	Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of earnings per share

The Company calculates basic and diluted (loss)/earnings per share as follows:

	For the Three Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Numerator
Net (loss) income	$(2,413,238)	$224,994
Less: Net income attributable to noncontrolling interest	1,407	2,409
Net (loss)/income attributable to common shareholders, basic	$(2,414,465)	$222,585
Denominator
Weighted average number of shares outstanding, basic and diluted	20,191,770	9,253,333
(Loss)/Earnings per share, basic and diluted	$(0.12)	$0.02

The earnings per share presented in the statements of operations is based on the following:

	For the Three Months Ended October 31, 2022	For the Three Months Ended October 31, 2021
Net income (loss)	$201,012	$(45,587)
Accretion of temporary equity to redemption value	(499,343)	-
Net loss including accretion of temporary equity to redemption value	$(298,331)	$(45,587)

	For the Three Months Ended October 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(232,366)	$(65,965)
Accretion of temporary equity to redemption value	499,343	-
Allocation of net income (loss)	$266,977	$(65,965)

Denominator:
Weighted average shares outstanding	8,625,000	2,448,500
Basic and diluted net income (loss) per ordinary share	$0.03	$(0.03)

	For the Three Months Ended October 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(45,587)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.02)

The Company calculates basic and diluted (loss)/earnings per share as follows:

	For the Years Ended December 31
	2022	2021

Numerator
Net (loss) income	$(24,949,246)	$900,396
Less: Net (income) loss attributable to noncontrolling interest	(65,124)	35,567
Net (loss)/income attributable to common shareholders, basic	$(24,884,122)	$864,829
Denominator
Weighted average number of shares outstanding, basic and diluted	12,029,656	9,253,333
(Loss)/Earnings per share, basic and diluted	$(2.07)	$0.09

The earnings per share presented in the statements of operations is based on the following:

For the Year Ended July 31, 2022
Net loss	$(1,762,838)
Accretion of temporary equity to redemption value	(14,695,090)
Net loss including accretion of temporary equity to redemption value	$(16,457,928)

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

	For the Year Ended July 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(11,752,725)	$(4,705,203)
Accretion of temporary equity to redemption value	14,695,090	-
Allocation of net income (loss)	$2,942,365	$(4,705,203)

Denominator:
Weighted average shares outstanding	5,883,904	2,355,621
Basic and diluted net income (loss) per ordinary share	$0.50	$(2.00)

	For the Period from January 21, 2021 (inception) through July 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(8,377)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.00)

Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of revenue

	For the Three Months Ended
	March 31, 2023	March 31, 2022
	(Unaudited)	(Unaudited)
Medical services – specialty cares	$791,711	$1,496,211
Medical services – general practices	-	60,888
Medical services – general practices (related parties)	-	135
Medical services – subtotal	791,711	1,557,234
Product sales	-	7,238
Property management services – common area management	668,827	817,698
Property management services – security	238,196	284,693
Property management services	907,023	1,102,391
Total revenues	$1,698,734	$2,666,863

	For the Year Ended
	December 31, 2022	December 31, 2021

Medical services – specialty care	$6,001,439	$5,010,837
Medical services – general practice	63,794	712,712
Medical services – general practice (related parties)	135	4,640
Medical services – subtotal	6,065,368	5,728,189
Product sales	11,046	257,841
Property management service – common area management	2,919,335	3,508,663
Property management service – security management	844,960	1,049,857
Property management service	3,764,295	4,558,520
Total revenues	$9,840,709	$10,544,550

Schedule of cost of revenue

	For the Three Months Ended
	March 31, 2023	March 31, 2022
	(Unaudited)	(Unaudited)
Medical services – specialty cares	$607,386	$43,432
Medical services – specialty cares (related party)	-	493,843
Medical services – general practices	-	15,360
Medical services – subtotal	607,386	552,635
Product sales	-	9,255
Property management services – common area management	496,724	601,457
Property management services – security	191,026	232,270
Property management services	687,750	833,727
Total cost of revenues	$1,295,136	$1,395,617

	For the Year Ended
	December 31, 2022	December 31, 2021

Medical services – specialty care	$2,995,778	$46,849
Medical services – specialty care (related party)	491,499	2,349,702
Medical services – general practices	45,549	427,908
Medical services – subtotal	3,532,826	2,824,459
Product sales	59,391	167,202
Property management services – common area management	2,210,703	2,461,981
Property management services – security management	683,593	846,555
Property management services	2,894,296	3,308,536
Total cost of revenues	$6,486,513	$6,300,197

Schedule of fair value hierarchy of financial liability

The following table sets forth by level within the fair value hierarchy our financial liability that were accounted for at fair value on a recurring basis as of March 31, 2023 and December 31, 2022:

	Carrying Value at	Fair Value Measurement at March 31, 2023
	March 31, 2023	Level 1	Level 2	Level 3
	(Unaudited)
Prepaid forward purchase liabilities	$20,853,545	$-	$-	$20,853,545

	Carrying Value at	Fair Value Measurement at December 31, 2022
	December 31, 2022	Level 1	Level 2	Level 3

Prepaid forward purchase liabilities	$20,321,053	$-	$-	$20,321,053

The following table sets forth by level within the fair value hierarchy our financial liability that were accounted for at fair value on a recurring basis as of December 31, 2022:

	Carrying Value at	Fair Value Measurement at December 31, 2022
	December 31, 2022	Level 1	Level 2	Level 3
Prepaid forward purchase liabilities	$20,321,053	$-	$-	$20,321,053

Schedule of reconciliation of financial liability measured at fair value on a recurring basis

The following is a reconciliation of the beginning and ending balance of the financial liability measured at fair value on a recurring basis for the three months ended March 31, 2023 and for the year ended December 31, 2022:

Prepaid forward purchase liabilities
Beginning balance as of November 17, 2022	$7,409,550
Change in fair value of prepaid forward purchase liabilities	12,911,503
Balance as of December 31, 2022	$20,321,053
Change in fair value of prepaid forward purchase liabilities	532,492
Balance as of March 31, 2023 (unaudited)	$20,853,545

The following is a reconciliation of the beginning and ending balance of the financial liability measured at fair value on a recurring basis for the year ended December 31, 2022:

December 31, 2022
Beginning balance	$7,409,550
Change in fair value of prepaid forward purchase liabilities	12,911,503
Ending balance	$20,321,053

Schedule of foreign currency exchange rates

	As of December 31, 2022	As of December 31, 2021
Period-end SGD: US$1 exchange rate	1.34	1.35
Period-end VND: US$1 exchange rate	23,635.00	22,855.00
Period-end MYR: US$1 exchange rate*	4.40	-
Period-average SGD: US$1 exchange rate	1.38	1.34
Period-average VND: US$1 exchange rate	23,409.44	22,935.24
Period-average MYR: US$1 exchange rate*	4.39	-

*	The Company did not have any Malaysia subsidiary prior to April 19, 2022.

Schedule of intangible assets net
Categories	Useful life
Customer relationships	6 years